UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:             Symmetry Peak Management LLC

Address:          555 East Lancaster Avenue
                  Suite 660
                  Radnor, PA 19087


13F File Number:  028-12150

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory A. Boye
Title:  Chief Financial Officer
Phone:  484-588-4116


Signature, Place and Date of Signing:


/s/ Gregory A. Boye            Radnor, Pennsylvania       February 13, 2008
-------------------            --------------------       -----------------
   [Signature]                    [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 40

Form 13F Information Table Value Total: $298,784
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                    FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN  2      COLUMN 3    COLUMN 4  COLUMN 5             COLUMN 6   COLUMN 7       COLUMN 8

                                                            VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP       (x1000)   PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED  NONE

AIRVANA INC                        COM         00950V101    1,839    338,654   SH          SOLE       NONE       338,654
AIXTRON AKTIENGESELLSCHAFT    SPONSORED ADR    009606104    2,500    178,554   SH          SOLE       NONE       178,554
AMEDISYS INC                       COM         023436108    2,426     50,000   SH          SOLE       NONE        50,000
APPLE INC                          COM         037833100   33,674    170,000   SH          SOLE       NONE       170,000
ARUBA NETWORKS INC                 COM         043176106   19,485  1,306,814   SH          SOLE       NONE     1,306,814
CAVIUM NETWORKS INC                COM         14965A101    1,151     50,000   SH          SOLE       NONE        50,000
COMSCORE INC                       COM         20564W105    3,054     93,600   SH          SOLE       NONE        93,600
CREE INC                           COM         225447101    5,271    191,900   SH          SOLE       NONE       191,900
DATA DOMAIN INC                    COM         23767P109    5,751    218,342   SH          SOLE       NONE       218,342
DEMANDTEC INC                    COM NEW       24802R506    7,914    410,274   SH          SOLE       NONE       410,274
ENERNOC INC                        COM         292764107    7,019    142,963   SH          SOLE       NONE       142,963
FIRST SOLAR INC                    COM         336433107   10,686     40,000   SH          SOLE       NONE        40,000
GOOGLE INC                        CL A         38259P508   13,830     20,000   SH          SOLE       NONE        20,000
HANSEN MEDICAL INC                 COM         411307101    9,323    311,403   SH          SOLE       NONE       311,403
HOLOGIC INC                        COM         436440101    3,432     50,000   SH          SOLE       NONE        50,000
HURON CONSULTING GROUP INC         COM         447462102    9,224    114,394   SH          SOLE       NONE       114,394
ILLUMINA INC                       COM         452327109    2,963     50,000   SH          SOLE       NONE        50,000
INFINERA CORPORATION               COM         45667G103    7,857    529,448   SH          SOLE       NONE       529,448
INTERACTIVE BROKERS GROUP IN       COM         45841N107    1,616     50,000   SH          SOLE       NONE        50,000
K12 INC                            COM         48273U102    1,294     50,000   SH          SOLE       NONE        50,000
LSI INDS INC                       COM         50216C108    2,744    150,778   SH          SOLE       NONE       150,778
MELLANOX TECHNOLOGIES LTD          SHS         M51363113    8,593    471,606   SH          SOLE       NONE       471,606
MERCADOLIBRE INC                   COM         58733R102    1,130     15,300   SH          SOLE       NONE        15,300
MONOLITHIC PWR SYS INC             COM         609839105    9,167    426,963   SH          SOLE       NONE       426,963
NASDAQ STOCK MARKET INC            COM         631103108    7,424    150,000   SH          SOLE       NONE       150,000
NVIDIA CORP                        COM         67066G104    5,103    150,000   SH          SOLE       NONE       150,000
PHOENIX TECHNOLOGY LTD             COM         719153108    4,270    331,558   SH          SOLE       NONE       331,558
POWERSECURE INTL INC               COM         73936N105    1,020     75,522   SH          SOLE       NONE        75,522
PROCERA NETWORKS INC               COM         74269U104      700    500,000   SH          SOLE       NONE       500,000
RESEARCH IN MOTION LTD             COM         760975102   11,340    100,000   SH          SOLE       NONE       100,000
RIVERBED TECHNOLOGY INC            COM         768573107   29,261  1,094,275   SH          SOLE       NONE     1,094,275
SALESFORCE COM INC                 COM         79466L302   17,127    273,200   SH          SOLE       NONE       273,200
SHORETEL INC                       COM         825211105    5,239    374,996   SH          SOLE       NONE       374,996
SHUTTERFLY INC                     COM         82568P304    7,748    302,439   SH          SOLE       NONE       302,439
SMART BALANCE INC                  COM         83169Y108   16,456  1,505,589   SH          SOLE       NONE     1,505,589
SUNPOWER CORP                   COM CL A       867652109    9,779     75,000   SH          SOLE       NONE        75,000
SUPPORTSOFT INC                    COM         868587106    2,309    518,800   SH          SOLE       NONE       518,800
3PAR INC                           COM         88580F109    3,056    236,867   SH          SOLE       NONE       236,867
VMWARE INC                      CL A COM       928563402    4,324     50,881   SH          SOLE       NONE        50,881
ZOLTEC COS INC                     COM         98975W104    1,686     39,334   SH          SOLE       NONE        39,334




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